Contract assets and liabilities (Details 3) ¥ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Costs incurred in contracts in process	$ 325,000		$ 229,000
Revenue earned but not yet billed	102,000		26,000
Less: billings to date	(885,000)		(839,000)
Unbilled revenue	(458,000)		(584,000)
ZHEJIANG TIANLAN
Costs and estimated earnings on uncompleted contracts | ¥		¥ 48,274		¥ 239,648
Less: billings to date	$ (16,997,000)		$ (210,220,000)
Unbilled revenue | ¥		¥ 31,277		¥ 29,428